CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Consolidated net income (loss)	$ (250,856)	(1,562,859)	(930,104)	757,357
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized loss from derivative contracts	2,524	15,732	1,021	6,770
Changes in fair value of conversion feature of convertible bonds	914	5,692	(264,384)	(31,623)
Loss from disposal of fixed assets	1,364	8,497	1,714	957
Loss on extinguishment of debt	13,276	82,713
Amortization of convertible bonds discount	14,207	88,507	75,595	60,405
Depreciation and amortization	59,896	373,155	218,641	187,587
Impairment of goodwill			134,735
Amortization of long-term deferred expense	3,463	21,577	11,408	7,194
Stock compensation expenses	1,249	7,782	38,331	31,963
Write-down of inventories	52,335	326,051	583,097	134,489
Provision for doubtful collection of accounts receivable	14,065	87,626	1,778
Reversal of doubtful debt for accounts receivable				(278)
Provision for doubtful collection of advance to suppliers	27,289	170,012	287,742	117
Provision for doubtful collection of other receivables	8,033	50,048	54,456
Provision for doubtful collection of amount due from a related party	2,562	15,960
Deferred tax (benefit) expense	3,675	22,893	(173,303)	(32,055)
Warranty provision	5,314	33,108	64,730	67,616
Warranty settlements and reversals	(2,788)	(17,372)	(34,286)	(9,386)
Unrecognized tax benefit				116,088
Changes in operating assets and liabilities:
Restricted cash	1,987	12,379	(28,693)	(5,298)
Accounts receivable	(81,585)	(508,274)	743,489	(695,041)
Notes receivable	9,234	57,527	(50,208)	(10,000)
Inventories	(77,162)	(480,729)	(476,373)	(141,289)
Advance to suppliers and long-term prepayments	25,569	159,300	85,883	(178,700)
Other current assets	21,753	135,524	(206,408)	(75,117)
Intangible assets	(1,140)	(7,104)	(134,719)	(1,678)
Long-term deferred expense	(238)	(1,484)	(2,322)
Long-term payable			50,000
Amount due from related parties	(31,318)	(195,117)	(198,634)	(30,361)
Accounts payable	28,110	175,126	121,866	(12,252)
Notes payable	(20,382)	(126,976)	259,975	(5,656)
Accrued expenses and other liabilities	2,784	17,347	(60,025)	154,680
Amount due to related parties	4,768	29,703	29,159	(3,582)
Customer deposits	(7,794)	(48,557)	51,333	(26,147)
Net cash provided by (used in) operating activities	(168,892)	(1,052,213)	255,494	266,760
Cash flows from investing activities:
Acquisition of fixed assets	(95,982)	(597,978)	(2,400,481)	(634,506)
Change in restricted cash	10,186	63,461	(37,443)	(34,653)
Net cash used in investing activities	(85,796)	(534,517)	(2,437,924)	(669,159)
Cash flows from financing activities:
Proceeds from issuance of redeemable ordinary shares pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.			9	21
Payment for repurchase of redeemable ordinary shares which were issued pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.			(16)
Net proceeds from issuance of ordinary shares to Hanwha Solar Holdings Co., Ltd.				1,059,812
Net proceeds from issuance of ordinary shares				521,302
Proceeds from exercise of stock options			1,135	12,166
Proceeds from short-term borrowings	427,147	2,661,172	3,322,480	1,098,911
Repayment of short-term borrowings	(523,756)	(3,263,051)	(1,877,148)	(1,184,756)
Change in restricted cash	8,880	55,324	(115,000)
Repurchase of convertible bonds	(48,036)	(299,271)
Repurchase of redeemable ordinary shares			(18)
Proceeds from long-term borrowings	219,799	1,369,370	1,594,977
Repayment of long-term borrowings	(34,034)	(212,037)	(350,000)	(120,000)
Arrangement fee for long-term loans	(2,946)	(18,355)	(42,586)
Arrangement fee for short-term loans	(1,043)	(6,501)	(5,625)
Net cash provided by financing activities	46,011	286,651	2,528,208	1,387,456
Net increase (decrease) in cash and cash equivalents	(208,677)	(1,300,079)	345,778	985,057
Cash and cash equivalents at the beginning of year	317,259	1,976,555	1,630,777	645,720
Cash and cash equivalents at the end of year	108,582	676,476	1,976,555	1,630,777
Supplemental disclosure of cash flow information:
Interest paid	26,410	164,536	54,828	89,855
Income taxes paid	7,578	47,212	152,681	160,615
Realized gain (loss) from derivative contracts	3,380	21,059	(69,757)	84,301
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ (25,595)	(159,459)	446,314	48,613